Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability		$ 1,452,339
Valuation allowance of deferred tax assets		5,649,582	$ 4,307,813
operating loss carryforward, net		$ 19,100,000
Operating loss carry forwards expiring date		2028 through 2037
Deferred tax assets and liabilities		$ 3,116,794
US statutory corporate income tax rate		21.00%
Minimum [Member]
US statutory corporate income tax rate	21.00%
Maximum [Member]
US statutory corporate income tax rate	34.00%